Share-based Compensation - Schedule of share-based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation [Abstract]
Number of options - Beginning balance	3,806	4,561	4,905
Number of options - Granted		78	635
Number of options - Exercised	(662)	(355)	(642)
Number of options - Forfeited	(288)	(478)	(337)
Number of options - Ending balance	2,856	3,806	4,561	4,905
Number of options - Vested and exercisable	2,369	2,659
Weighted average exercise price per share - Beginning balance	$ 3.53	$ 3.58	$ 3.33
Weighted average exercise price per share - Granted		4.5	4.5
Weighted average exercise price per share - Exercised	3.58	3.48	2.4
Weighted average exercise price per share - Forfeited	4.31	4.27	3.9
Weighted average exercise price per share - Ending balance	3.44	3.53	$ 3.58	$ 3.33
Weighted average exercise price per share - Vested and exercisable	$ 3.23	$ 3.24
Weighted average remaining contractual life	1 year 6 months 25 days	2 years	2 years 8 months 26 days	2 years 11 months 8 days
Weighted average remaining contractual life - Vested and exercisable	1 year 4 months 17 days	1 year 7 months 6 days
Aggregate intrinsic value	$ 11,323	$ 2,205	$ 8,188	$ 44,871
Aggregate intrinsic value - Vested and exercisable	$ 9,868	$ 2,094